Semiannual Report - Financial Statements
T. ROWE PRICE
TOTAL EQUITY MARKET INDEX FUND
JUNE 30, 2002

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                        For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                         6 Months       Year                          1/30/98
                            Ended      Ended                          Through
                          6/30/02   12/31/01   12/31/00   12/31/99   12/31/98
NET ASSET VALUE
Beginning of period      $ 11.44   $   13.02  $   14.77  $   12.19  $   10.00
Investment activities
  Net investment income
     (loss)                 0.05       0.11       0.12       0.12       0.11
  Net realized and
     unrealized gain
     (loss)                (1.43)     (1.57)     (1.64)      2.69       2.20
  Total from investment
     activities            (1.38)     (1.46)     (1.52)      2.81       2.31
Distributions
  Net investment income        -      (0.11)     (0.11)     (0.11)     (0.12)
  Net realized gain            -      (0.01)     (0.12)     (0.12)         -
  Total distribtutions         -      (0.12)     (0.23)     (0.23)     (0.12)
NET ASSET VALUE
End of period            $  10.06  $   11.44  $   13.02  $   14.77  $   12.19

RATIOS/SUPPLEMENTAL DATA
------------------------
Total return^             (12.06)%   (11.20)%   (10.33)%     23.25%     23.19%
Ratio of total expenses
 to average net assets      0.40%+      0.40%      0.40%      0.40%     0.40%+
Ratio of net investment
 income (loss) to
 average net assets         0.97%+      0.98%      0.85%      0.98%     1.33%+
Portfolio turnover rate      5.9%+       8.6%       7.6%       3.2%      1.9%+
Net assets, end of period
(in thousands)           $183,460  $ 197,775  $ 206,058  $ 199,427  $  61,210

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
     +    Annualized

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2002

STATEMENT OF NET ASSETS
-----------------------                                   Shares/Par     Value
                                                              In thousands
COMMON STOCKS & WARRANTS  97.7%
CONSUMER DISCRETIONARY  14.5%
Auto Components  0.5%
Delphi                                                       9,814  $      129
Johnson Controls                                             1,500         122
TRW                                                          1,800         102
Lear *                                                       1,400          65
Dana                                                         2,500          46
Goodyear Tire & Rubber                                       2,300          43
Cooper Tire                                                  1,900          39
Visteon                                                      2,686          38
Arvinmeritor                                                 1,400          34
Gentex *                                                     1,200          33
American Axle & Manufacturing Holdings *                       900          27
Wabtec                                                       1,725          25
Modine Manufacturing                                         1,000          25
Bandag Inc.                                                    800          23
Tower Automotive *                                           1,400          19
Standard Motor Products, Class A                             1,100          19
Borg-Warner                                                    300          17
                                                                           806
Automobiles  0.7%
GM                                                           8,952         478
Ford Motor                                                  29,361         470
Harley-Davidson                                              4,700         241
Winnebago ss                                                   700          31
                                                                         1,220
Distributors  0.0%
Handleman *                                                  1,500          22
Applied Industrial Technologies                                700          13
                                                                            35
Hotels, Restaurants & Leisure  1.5%
McDonald's                                                  20,800         592
Carnival                                                     9,300         258
Starbucks *                                                  6,500         162
Yum! Brands *                                                5,000         146

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Marriott, Class A                                            3,800  $      145
Starwood Hotels & Resorts Worldwide, REIT                    3,200         105
MGM Grand *                                                  2,800          95
Hilton                                                       6,172          86
Harrah's Entertainment *                                     1,800          80
Wendys                                                       1,900          76
Darden Restaurants                                           3,000          74
International Game Technology *                              1,200          68
Royal Caribbean Cruises ss                                   3,100          61
Brinker *                                                    1,850          59
Park Place Entertainment *                                   4,800          49
Outback Steakhouse *                                         1,000          35
Papa John's International *ss                                1,000          33
Cedar Fair L. P.                                             1,400          33
PF Chang's China Bistro *ss                                  1,000          31
Bob Evans Farms                                                900          28
International Speedway, Class A                                700          28
Mandalay Resort Group *                                      1,000          28
Krispy Kreme *ss                                               800          26
GTECH *                                                      1,000          26
Ruby Tuesday                                                 1,300          25
Cracker Barrel                                                 800          24
Landry's Seafood Restaurant                                    900          23
Argosy Gaming *                                                800          23
Ryan's Family Steak Houses *                                 1,700          23
John Q. Hammons Hotels, Class A *                            3,600          22
Gaylord Entertainment *                                      1,000          22
Station Casinos *                                            1,200          21
The Cheesecake Factory *                                       600          21
Morton's Restaurant Group *ss                                1,400          21
Extended Stay America *                                      1,300          21
Speedway Motorsports *                                         800          20
Choice Hotels International *                                1,000          20
Triarc Companies, Class A *                                    700          19
Jack In The Box *                                              600          19
Applebee's                                                     825          19
Lone Star Steakhouse & Saloon                                  800          19

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Multimedia Games *ss                                           700  $       15
MTR Gaming Group *ss                                           900          15
Six Flags *                                                  1,000          14
WMS Industries *ss                                           1,100          14
Boca Resorts, Class A *                                      1,000          13
Prime Hospitality *                                            800          10
Vail Resorts *                                                 600          10
                                                                         2,777

Household Durables  0.9%
Newell Rubbermaid                                            4,376         153
Fortune Brands                                               2,500         140
Mohawk Industries *                                          1,331          82
Leggett & Platt                                              2,900          68
D. R. Horton                                                 2,480          65
Centex                                                       1,100          64
NVR *                                                          190          61
Lennar ss                                                    1,000          61
Whirlpool                                                      900          59
Black & Decker                                               1,200          58
Maytag                                                       1,300          55
Stanley Works                                                1,300          53
KB Home                                                      1,000          52
Clayton Homes                                                2,600          41
Pulte                                                          700          40
Furniture Brands International *                             1,300          39
Hovnanian Enterprises, Class A *ss                           1,000          36
Toll Brothers *                                              1,200          35
Harman International                                           700          35
Ryland Group                                                   600          30
American Greetings, Class A ss                               1,700          28
Meritage *ss                                                   600          27
Snap-On                                                        900          27
Kimball International, Class B                               1,600          26
Russ Berrie                                                    700          25
Blyth Industries                                               700          22
Lancaster Colony                                               600          21
Tupperware                                                   1,000          21
Skyline                                                        600          20

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Stanley Furniture *                                            700  $       19
La-Z Boy                                                       700          18
Ethan Allen Interiors                                          500          17
Matthews International, Class A                                700          16
Topps *                                                      1,600          16
Fleetwood ss                                                 1,800          16
Knape & Vogt Manufacturing                                   1,100          14
                                                                         1,560

Internet & Catalog Retail  0.3%
e-Bay *                                                      4,700         290
USA Interactive *                                            5,000         117
Amazon.com *ss                                               4,900          80
Ticketmaster Online-CitySearch, Class B *                    1,500          28
J. Jill Group *ss                                              600          23
Insight Enterprises *                                          850          21
ValueVision International, Class A *                         1,000          18
Priceline.com *ss                                            3,900          11
                                                                           588

Leisure Equipment & Products  0.3%
Mattel                                                       7,400         156
Eastman Kodak                                                5,100         149
Brunswick                                                    1,400          39
Hasbro                                                       2,700          37
SCP Pool *ss                                                 1,025          28
Action Performance Cos *ss                                     900          28
Nautilus Group *ss                                             875          27
Polaris Industries                                             400          26
Rawlings Sporting Goods                                      3,710          20
Callaway Golf ss                                             1,200          19
Oakley *                                                     1,000          17
The Boyds Collection *                                       1,600          10
Arctic Cat                                                     500           9
                                                                           565

Media  3.9%
Viacom, Class B *                                           27,558       1,223
AOL Time Warner *                                           69,620       1,024
Disney                                                      32,500         614
Liberty Media, Class A *                                    38,200         382

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Comcast, Class A *                                          15,180  $      362
Clear Channel Communications *ss                             9,901         317
Gannett                                                      3,900         296
Cox Communications, Class A *                                8,600         237
Tribune                                                      4,622         201
McGraw-Hill                                                  3,200         191
Interpublic Group                                            5,812         144
Hughes Electronics *                                        13,592         141
New York Times, Class A                                      2,600         134
Omnicom                                                      2,700         124
Univision Communications, Class A *ss                        3,700         116
Fox Entertainment Group, Class A *                           4,200          91
Washington Post, Class B                                       160          87
Scripps, Class A                                             1,100          85
Dow Jones                                                    1,500          73
EchoStar Communications *                                    3,400          63
Knight-Ridder                                                1,000          63
Westwood One *                                               1,700          57
Hispanic Broadcasting *                                      1,900          50
Lamar Advertising, Class A *                                 1,300          48
McClatchy, Class A                                             700          45
Pixar *                                                      1,000          44
Harte-Hanks                                                  2,100          43
Metro Goldwyn Mayer *                                        3,400          40
Belo Corporation                                             1,700          38
Gemstar TV Guide *                                           7,100          38
Entercom Communications *                                      800          37
TMP Worldwide *                                              1,700          36
Meredith                                                       900          34
Hollinger International, Class A                             2,700          32
Reader's Digest, Class A                                     1,500          28
Hearst-Argyle Television *                                   1,200          27
R.H. Donnelley *                                               940          26
Lee Enterprises                                                700          24
Cox Radio, Class A *                                         1,000          24
Media General, Class A                                         400          24
Scholastic *                                                   600          23

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Gray Communications Systems, Class B                         1,700  $       23
Catalina Marketing *                                           800          22
John Wiley & Sons, Class A                                     900          22
Entravision Communications *                                 1,700          21
Grey Advertising                                                30          21
Journal Register *                                           1,000          20
Regent Communications *                                      2,800          20
Charter Communications, Class A *                            4,800          20
ADVO *                                                         500          19
Interactive Data *                                           1,300          19
Cablevision Systems, Class A *ss                             2,000          19
Regal Entertainment Group, Class A *                           800          19
4Kids Entertainment *ss                                        900          19
Getty Images *ss                                               800          17
Spanish Broadcasting, Class A *                              1,700          17
Emmis Broadcasting, Class A *                                  800          17
Liberty                                                        400          16
AMC Entertainment *                                          1,100          16
Cumulus Media, Class A *                                     1,100          15
Radio One, Class A *                                         1,000          15
Information Holdings *                                         600          15
TiVo *ss                                                     3,500          13
Macrovision *                                                  900          12
Insight Communications, Class A *                            1,000          12
Mediacom Communications, Class A *                           1,500          12
Paxson Communications *                                      1,500           8
                                                                         7,135

Multiline Retail  3.4%
Wal-Mart                                                    70,300       3,867
Target                                                      14,000         533
Kohl's *                                                     5,300         371
Costco Wholesale *                                           7,300         282
Sears                                                        5,100         277
May Department Stores                                        4,550         150
Federated Department Stores *                                3,200         127
Family Dollar Stores                                         3,200         113
Dollar General                                               5,650         108
J.C. Penney                                                  3,900          86

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Dollar Tree Stores *                                         1,800  $       71
Nordstrom                                                    2,500          57
BJ's Wholesale Club *                                        1,200          46
Dillards, Class A                                            1,300          34
Big Lots                                                     1,700          34
Saks *                                                       2,475          32
Neiman Marcus, Class A *                                       900          31
99 Cents Only Stores *                                       1,100          28
Tuesday Morning *                                            1,300          24
Shopko Stores *ss                                              900          18
                                                                         6,289

Specialty Retail  2.6%
Home Depot                                                  37,250       1,368
Lowe's                                                      12,500         567
GAP                                                         14,450         205
Best Buy *                                                   5,200         189
TJX                                                          9,500         186
The Limited                                                  8,655         184
Bed Bath & Beyond *                                          4,700         177
Staples *                                                    7,650         151
AutoZone *                                                   1,800         139
Radio Shack                                                  2,900          87
Tiffany                                                      2,300          81
Office Depot *                                               4,600          77
Autonation *                                                 5,200          75
CDW Computer Centers *                                       1,600          75
Sherwin-Williams                                             2,200          66
Williams-Sonoma *                                            2,100          64
Circuit City Stores                                          3,400          64
Toys "R" Us *                                                3,400          59
Ross Stores                                                  1,200          49
Abercrombie & Fitch, Class A *                               1,716          41
Michaels Stores *                                            1,000          39
Talbots                                                      1,100          39
Foot Locker *                                                2,600          38
Deb Shops                                                    1,000          34
Linens `n Things *                                           1,000          33
American Eagle Outfitters *ss                                1,450          31

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Pier 1 Imports                                               1,400  $       29
Barnes & Noble *ss                                           1,100          29
Rent-A-Center *                                                500          29
O'Reilly Automotive *ss                                      1,000          28
Cost Plus *ss                                                  900          27
Copart *                                                     1,650          27
Group One Automotive *ss                                       700          27
AnnTaylor Stores *                                           1,050          27
United Rentals *                                             1,200          26
Burlington Coat Factory                                      1,200          26
Chico's *ss                                                    700          25
Guitar Center *                                              1,300          24
Too *                                                          757          23
Payless Shoesource *                                           402          23
Men's Wearhouse *                                              900          23
Claire's Stores                                              1,000          23
Hollywood Entertainment *                                    1,100          23
Borders Group *                                              1,200          22
Footstar *ss                                                   800          20
Genesco *ss                                                    800          19
Zale *                                                         500          18
PETsMART *                                                   1,100          18
Gymboree *                                                   1,100          18
West Marine *                                                1,300          17
Gadzooks *                                                   1,300          16
bebe stores *ss                                                800          16
United Retail Group *                                        1,500          16
Electronics Boutique Holdings *ss                              500          15
Tweeter Home Entertainment Group *ss                           800          13
Ultimate Electronics *                                         500          13
PC Connection *                                              2,250           9
                                                                         4,787

Textiles, Apparel, & Luxury Goods  0.4%
Nike, Class B                                                4,000         215
V. F.                                                        1,900          75
Jones Apparel Group *                                        1,800          68
Liz Claiborne                                                1,800          57
Coach *                                                        900          49
Kellwood ss                                                  1,100          36

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Columbia Sportswear *                                        1,100  $       35
K-Swiss, Class A                                             1,200          31
Polo Ralph Lauren, Class A *                                 1,200          27
Reebok *                                                       900          27
Movado Group ss                                              1,000          25
Russell ss                                                   1,200          23
Timberland, Class A *                                          600          21
Tarrant Apparel *ss                                          3,300          21
Rocky Shoes & Boots *                                        3,300          21
Nautica Enterprises *ss                                      1,300          17
Unifi *                                                      1,500          16
Culp *                                                         200           3
                                                                           767
Total Consumer Discretionary                                            26,529

CONSUMER STAPLES  8.3%
Beverages  2.6%
Coca-Cola                                                   39,400       2,206
PepsiCo                                                     27,670       1,334
Anheuser-Busch                                              13,700         685
Pepsi Bottling Group                                         4,900         151
Coca-Cola Enterprises                                        6,600         146
Brown-Forman, Class B                                          900          62
Constellation Brands, Class A *                              1,400          45
Coors, Class B                                                 600          37
PepsiAmericas                                                2,400          36
Todhunter *                                                  1,700          19
Robert Mondavi, Class A *                                      500          17
                                                                         4,738

Food & Drug Retailing  1.2%
Walgreen                                                    16,500         637
Sysco                                                       10,700         291
Kroger *                                                    13,500         269
Safeway *                                                    7,400         216
Albertson's                                                  6,990         213
CVS                                                          6,500         199
Supervalu                                                    1,900          47
Whole Foods Market *                                           900          43

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Winn-Dixie ss                                                2,200  $       34
Performance Food Group *ss                                     900          31
Weis Markets                                                   800          29
Longs Drug Stores                                            1,000          28
Ruddick                                                      1,500          25
Great Atlantic & Pacific Tea Company *                       1,300          24
Duane Reade *ss                                                700          24
United Natural Foods *ss                                       900          18
Fleming Companies ss                                           800          15
Rite Aid *ss                                                 5,100          12
                                                                         2,155

Food Products  1.5%
General Mills                                                6,000         264
Sara Lee                                                    12,000         248
ConAgra                                                      8,608         238
Kellogg                                                      6,400         230
Heinz                                                        5,100         210
Kraft Foods, Class A                                         4,900         201
Wrigley                                                      3,400         188
Campbell Soup                                                6,400         177
Archer-Daniels-Midland                                       9,772         125
Hershey Foods                                                1,900         119
Tyson Foods, Class A                                         4,954          77
Hormel Foods                                                 2,100          50
McCormick                                                    1,800          46
Fresh Del Monte Produce ss                                   1,800          45
Dean Foods *                                                 1,186          44
Ralcorp Holdings *                                           1,200          37
Smithfield Foods *                                           1,900          35
Bunge Limited                                                1,500          32
Del Monte Foods *                                            2,400          28
Delta Pine & Land                                            1,300          26
Corn Products International                                    800          25
Tootsie Roll Industries                                        636          25
Lance                                                        1,600          23
Horizon Organic *ss                                          1,300          23
Alico                                                          700          21
Sensient Technologies Corporation                              900          20
American Italian Pasta, Class A *ss                            400          20

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Interstate Bakeries                                            700  $       20
Dole Foods                                                     700          20
Hain Celestial Group *ss                                     1,000          19
Galaxy Nutritional Foods *ss                                 3,400          16
Pilgrim's Pride ss                                           1,100          15
J.M. Smucker Company                                           406          14
Flowers Foods *                                                490          13
Tasty Baking ss                                                800          11
Aurora Foods *ss                                             3,000           5
                                                                         2,710

Household Products  1.6%
Procter & Gamble                                            20,300       1,813
Kimberly-Clark                                               8,200         508
Colgate-Palmolive                                            8,600         430
Clorox                                                       3,700         153
Pennzoil-Quaker State                                        1,600          35
Dial Corp.                                                   1,500          30
                                                                         2,969

Personal Products  0.5%
Gillette                                                    16,900         572
Avon                                                         3,900         204
Estee Lauder, Class A                                        1,900          67
Alberto Culver, Class B ss                                     900          43
Del Laboratories                                             1,050          26
Water Pik Technologies *                                     2,005          25
Elizabeth Arden *ss                                          1,300          23
NBTY *                                                       1,300          20
Playtex Products *                                           1,500          20
                                                                         1,000

Tobacco  0.9%
Philip Morris                                               34,000       1,485
UST                                                          2,900          98
R.J. Reynolds Tobacco                                        1,333          72
DiMon                                                        3,200          22
Schweitzer Mauduit                                             800          20
Universal Corporation                                          500          18
Vector Group ss                                                785          14
                                                                         1,729
Total Consumer Staples                                                  15,301


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ENERGY  5.9%
Energy Equipment & Services  1.1%
Schlumberger                                                 8,872  $      413
Baker Hughes                                                 5,400         180
Transocean Sedco Forex                                       4,825         150
Halliburton                                                  6,800         108
GlobalSantaFe                                                3,896         107
BJ Services *                                                2,700          91
Nabors Industries                                            2,330          82
Weatherford International                                    1,900          82
Noble Drilling *                                             2,100          81
Diamond Offshore Drilling                                    2,400          68
ENSCO International                                          2,300          63
Smith International *ss                                        700          48
Patterson-UTI Energy *                                       1,400          40
Cooper Cameron *                                               800          39
Oceaneering International *                                  1,300          35
Tidewater                                                    1,000          33
Rowan                                                        1,500          32
Pride International *                                        2,000          31
Superior Energy *                                            2,800          28
National Oilwell *                                           1,200          25
Varco International *                                        1,353          24
Helmerich & Payne                                              600          21
FMC Technologies *                                             987          21
Grant Prideco *                                              1,500          20
Newpark Resources *                                          2,700          20
TETRA Technologies *                                           700          19
Key Energy Services *                                        1,700          18
Carbo Ceramics                                                 400          15
Offshore Logistics *ss                                         600          14
Hanover Compressor *ss                                       1,000          14
W-H Energy Services *                                          600          13
Global Industries *                                          1,800          13
Unit Corp. *                                                   700          12
Universal Compression Holdings *                               500          12
Veritas DGC *ss                                                900          11

Atwood Oceanics *                                              300  $       11
Input/Output *                                               1,200          11
Parker Drilling *                                            3,200          10
                                                                         2,015

Oil & Gas  4.8%
Exxon Mobil                                                107,962       4,418
ChevronTexaco                                               16,914       1,497
Phillips Petroleum                                           6,140         362
Conoco                                                       9,937         276
Anadarko Petroleum                                           4,029         199
Occidental Petroleum                                         6,100         183
Marathon Oil                                                 5,500         149
Unocal                                                       4,000         148
Burlington Resources                                         3,600         137
Amerada Hess                                                 1,500         124
Devon Energy                                                 2,459         121
Apache                                                       2,070         119
Kerr-McGee                                                   1,661          89
EOG Resources                                                1,900          75
Valero Energy                                                1,600          60
Ocean Energy                                                 2,700          59
Murphy Oil                                                     600          49
Sunoco                                                       1,200          43
Ashland                                                      1,000          40
XTO Energy                                                   1,900          39
Pioneer Natural Resources Co *                               1,500          39
Equitable Resources                                          1,000          34
Plains All Amer Pipeline *ss                                 1,300          34
Pogo Producing                                               1,000          33
Noble Energy                                                   900          32
Buckeye Partners *                                             800          28
Stone Energy *                                                 700          28
Western Gas Resources ss                                       700          26
Newfield Exploration *                                         700          26
Ultra Petroleum *                                            3,300          25
Hugoton Royalty Trust                                        2,200          23
Westport Resources *                                         1,390          23
Enterprise Products Partners *                               1,400          23
Tom Brown *                                                    800          23

Teppco Partners *                                              700  $       22
Chesapeake Energy *ss                                        3,108          22
Pure Resources *                                             1,000          21
Premcor *                                                      800          21
Forest Oil *                                                   700          20
Penn Virginia                                                  500          19
BP Prudhoe Bay Royalty Trust                                 1,700          19
Plains Resources *                                             700          19
Spinnaker Exploration *                                        500          18
Vintage Petroleum                                            1,500          18
Houston Exploration *                                          600          17
Petroleum Development *                                      2,700          16
Denbury Resources *ss                                        1,500          15
Cabot Oil & Gas, Class A                                       600          14
Remington Oil & Gas *                                          600          12
Patina Oil & Gas                                               375          10
Syntroleum *ss                                               3,100           9
Magnum Hunter Resources *                                    1,100           9
Tesoro Petroleum *                                           1,100           9
Beta Oil & Gas *                                             2,100           5
Magnum Hunter Resources, Warrants, 3/21/05 *                   160           0
                                                                         8,899
Total Energy                                                            10,914

FINANCIALS  21.5%
Banks  7.9%
Bank of America                                             24,529       1,726
Wells Fargo                                                 26,852       1,344
Wachovia                                                    21,348         815
Bank One                                                    18,836         725
U.S. Bancorp                                                30,455         711
Fifth Third Bancorp                                          9,336         622
Washington Mutual                                           15,506         575
FleetBoston Financial                                       16,438         532
Bank of New York                                            11,600         391
BB&T                                                         8,145         314
National City                                                9,440         314
SunTrust                                                     4,368         296

PNC Financial Services Group                                 4,400  $      230
Mellon Financial                                             7,200         226
KeyCorp                                                      6,400         175
Golden West Financial                                        2,500         172
Comerica                                                     2,700         166
Northern Trust                                               3,600         159
SouthTrust                                                   5,400         141
M & T Bank                                                   1,600         137
AmSouth                                                      5,767         129
Synovus Financial                                            4,600         127
Charter One Financial                                        3,555         122
Union Planters                                               3,600         117
Regions Financial                                            3,300         116
North Fork Bancorporation                                    2,800         111
Marshall & Ilsley                                            3,578         111
UnionBancal                                                  2,200         103
National Commerce Financial                                  3,350          88
Greenpoint Financial                                         1,700          83
Golden State Bancorp                                         2,300          83
Popular                                                      2,300          77
First Tennessee National                                     1,900          73
Zions Bancorp                                                1,300          68
Huntington Bancshares                                        3,466          67
Banknorth Group                                              2,354          61
Compass Bancshares                                           1,800          60
TCF Financial                                                1,200          59
Hudson City Bancorp                                          2,800          56
Sovereign Bancorp                                            3,720          56
Hibernia Corp., Class A                                      2,600          51
Astoria Financial                                            1,450          46
Staten Island Bancorp                                        2,400          46
Webster Financial                                            1,200          46
Mercantile Bankshares                                        1,100          45
Commerce Bancshares                                          1,020          45
Commerce Bancorp                                             1,000          44
Associated Banc-Corp                                         1,110          42
Valley National Bancorp                                      1,408          39
City National                                                  700          38

First Virginia Banks                                           700  $       38
Independence Community Bank                                  1,300          37
First Financial Bancorp                                      1,870          37
Wintrust Financial ss                                        1,050          36
FirstMerit                                                   1,300          36
MAF Bancorp                                                    900          34
Investor's Financial Services                                1,000          34
Downey Financial                                               700          33
New York Community Bancorp                                   1,218          33
Waypoint Financial                                           1,653          32
Pacific Capital Bancorp                                      1,333          32
Washington Federal                                           1,246          31
Community First Bankshares                                   1,200          31
Capitol Federal Financial                                    1,200          31
Eagle Bancshares *                                           1,200          31
Bank of Hawaii                                               1,100          31
U.S.B. Holding Company                                       1,490          31
Roslyn Bancorp                                               1,400          31
Hudson United Bancorp                                        1,070          31
Wilmington Trust, Series A                                   1,000          30
UCBH Holdings                                                  800          30
Amcore Financial                                             1,300          30
Fulton Financial                                             1,587          30
Abington Bancorp                                             1,500          30
Capitol Bancorp Limited                                      1,247          30
Commercial Federal                                           1,000          29
People's Bank                                                1,100          29
BOK Financial                                                  852          29
F.N.B.                                                       1,031          28
UMB Financial                                                  598          28
First Niagara Financial                                      1,000          28
IndyMac Mortgage Holdings *                                  1,200          27
Frontier Financial                                             900          26
Unity Bancorp *                                              4,000          26
Whitney Holding                                                850          26
Provident Bankshares                                         1,099          26
Community Banks                                                876          26
Sky Financial                                                1,200          25

Cullen/Frost Bankers                                           700  $       25
B&L Financial                                                1,600          25
FSF Financial                                                1,100          25
South Financial Group ss                                     1,100          25
Southwest Bancorp                                              900          25
Community Bankshares of Indiana                              1,400          24
IBERIABANK                                                     600          24
Berkshire Hills Bancorp                                        900          24
Old National Bancorp                                           926          24
Net Bank *                                                   2,021          24
United Bankshares                                              800          24
VIB                                                          1,784          23
Three Rivers Bancorp ss                                      1,300          23
Gold Banc ss                                                 2,100          23
Trustmark                                                      900          23
St. Francis Capital                                            900          22
Santander Bancorp                                            1,300          22
CVB Financial                                                  975          22
Fidelity National                                            2,200          22
Omega Financial                                                600          22
Integra Bank                                                   971          22
Community Capital                                            1,500          22
Southwest Bancorp *                                            600          22
Troy Financial                                                 720          22
Greater Bay Bancorp ss                                         700          22
Gulf West Banks                                              1,450          21
Metrobancorp                                                 2,160          21
Peoples Financial                                            1,500          21
International Bancshares                                       500          21
Silicon Valley Bancshares *                                    800          21
Alliance Bank                                                  800          21
First Midwest Bancorp                                          750          21
Finger Lakes Financials ss                                   1,600          21
Peoples Holding                                                500          20
Provident Financial Group ss                                   700          20
Hancock Holding                                                300          20
First Busey Corporation, Class A                               900          20
WestAmerica                                                    500          20

Chittenden                                                     675  $       20
HMN Financial                                                1,000          19
Flushing Financial                                             900          18
Citizens Banking                                               600          17
East West Bancorp                                              500          17
Anchor Bancorp Wisconsin                                       700          17
WesBanco ss                                                    700          17
Colonial BancGroup                                           1,100          17
Metrocorp Bancshares                                         1,300          16
BankAtlantic, Class A                                        1,300          16
FirstBank Puerto Rico                                          400          15
Texas Regional Bancshares, Class A                             300          15
FirstFed Financial *                                           500          15
Republic Bancorp                                               970          14
Bay View Capital *                                           2,200          14
Prestige Bancorp *                                           1,008          14
Susquehanna Bancshares                                         600          14
Merrill Merchants Bancorp                                      854          13
German American Bancorp                                        715          13
BWC Financial *                                                640          13
Sandy Spring Bancorp                                           400          13
First Charter                                                  700          13
Brookline Bancorp ss                                           500          13
Sterling Bancshares                                            850          13
Boston Private Financial                                       500          12
First City Bank                                              1,100          12
BanCorpSouth                                                   600          12
Union Bankshares *                                             800          11
1st Source                                                     430          11
Mid-State Bancshares                                           500          10
NBT Bancorp                                                    500           9
                                                                        14,435

Diversified Financials  6.7%
Citigroup                                                   81,198       3,146
Fannie Mae                                                  15,900       1,173
J.P. Morgan Chase                                           31,210       1,059
American Express                                            21,400         777
Morgan Stanley                                              17,100         737

Freddie Mac                                                 11,100  $      679
Merrill Lynch                                               13,300         539
MBNA                                                        13,650         451
Household International                                      7,313         363
Charles Schwab                                              23,006         258
Lehman Brothers                                              4,000         250
SLM Corporation                                              2,500         242
Goldman Sachs Group                                          3,200         235
State Street                                                 5,000         223
Capital One Financial                                        3,200         195
Franklin Resources                                           4,400         188
Principal Financial Group *                                  5,600         174
Moody's                                                      2,500         124
Bear Stearns                                                 1,727         106
AMBAC                                                        1,550         104
Countrywide Credit                                           1,800          87
Federated Investors, Class B                                 2,150          74
Stilwell Financial                                           4,000          73
Legg Mason                                                   1,300          64
A.G. Edwards                                                 1,500          58
SEI                                                          1,800          51
Neuberger Berman                                             1,250          46
Alliance Capital ss                                          1,300          45
Eaton Vance                                                  1,300          41
AmeriCredit *ss                                              1,400          39
John Nuveen, Class A                                         1,500          39
Allied Capital ss                                            1,600          36
Providian Financial                                          6,100          36
E*TRADE Group *                                              6,300          34
Student Loan Corporation                                       400          33
LaBranche & Co. *ss                                          1,300          30
Waddell & Reed Financial, Class A                            1,251          29
Investment Technology Group *                                  800          26
Walter Industries                                            1,900          25
Leucadia National                                              800          25
Affiliated Managers Group *                                    400          25
Doral Financial                                                700          23

American Capital Strategies                                    800  $       22
PMC Capital                                                  3,300          22
AmeriTrade, Class A *                                        4,400          20
Raymond James Financial                                        700          20
Knight/Trimark Group *                                       3,700          19
CompuCredit *ss                                              2,600          18
Advanta ss                                                   1,355          15
WFS Financial *                                                500          14
World Acceptance *                                           1,600          13
Metris Companies ss                                          1,600          13
eSpeed, Class A *ss                                          1,200          13
Jeffries Group ss                                              300          13
Credit Acceptance Corporation *ss                            1,000          13
Stifel Financial                                             1,000          12
                                                                        12,189

Insurance  5.3%
American International Group                                41,218       2,812
Berkshire Hathaway, Class A *                                   24       1,603
Allstate                                                    11,400         422
Marsh & McLennan                                             4,250         411
MetLife                                                     11,800         340
Prudential *                                                 8,900         297
AFLAC                                                        8,100         259
Hartford Financial Services Group                            4,000         238
Progressive Corporation                                      3,450         200
Chubb                                                        2,700         191
Loews                                                        3,200         170
John Hancock Financial Services                              4,700         165
MBIA                                                         2,300         130
St. Paul Companies                                           3,300         128
Lincoln National                                             3,000         126
Aon                                                          4,150         122
Cincinnati Financial                                         2,500         116
Jefferson Pilot                                              2,400         113
MGIC Investment                                              1,600         108
UnumProvident                                                3,776          96
CNA Financial *                                              3,100          82
Radian Group                                                 1,500          73

Torchmark                                                    1,900  $       73
Travelers, Class A *                                         3,800          67
SAFECO                                                       2,000          62
Transatlantic Holdings                                         750          60
Old Republic International                                   1,700          54
Mercury General                                              1,000          49
Fidelity National Financial                                  1,440          46
Arthur J. Gallagher                                          1,300          45
White Mountains Insurance Group ss                             130          41
Erie Indemnity                                               1,000          41
American National Insurance                                    400          39
Allmerica Financial                                            800          37
Protective Life                                              1,100          36
Unitrin                                                      1,000          36
Wesco Financial                                                110          33
W. R. Berkley                                                  600          33
HCC Insurance Holdings                                       1,200          32
Arch Capital Group *                                         1,100          31
PMI Group                                                      800          31
Phoenix Companies *                                          1,600          29
Alleghany                                                      150          29
First American Financial                                     1,185          27
Ohio Casualty *                                              1,300          27
Hilb Rogal and Hamilton                                        600          27
Great American Financial Resources                           1,400          27
United Fire & Casualty                                         700          26
Zenith National                                                800          25
Midland                                                        500          25
FBL Financial Group, Class A                                 1,132          25
21st Century Insurance Group ss                              1,300          25
FPIC Insurance Group *ss                                     1,600          24
MONY Group                                                     700          24
Presidential Life                                            1,100          22
UICI *                                                       1,100          22
Brown and Brown                                                700          22
American Financial Group                                       900          22
Alfa                                                         1,800          21

Commerce Group                                                 500  $       20
Markel *                                                       100          20
Vesta Insurance                                              4,600          20
LandAmerica Financial Group                                    600          19
Triad Guaranty *                                               400          17
Delphi Financial ss                                            400          17
StanCorp Financial Group                                       300          17
Acceptance Insurance *                                       3,800          16
Reinsurance Group of America ss                                500          15
RLI                                                            300          15
Horace Mann Educators                                          800          15
AmerUs Life ss                                                 400          15
ProAssurance *                                                 824          15
Financial Industries Corporation                               790          14
Fremont General ss                                           2,900          12
Conseco *ss                                                  5,700          11
Citizens Financial *                                           500           4
                                                                         9,759

Real Estate  1.6%
Equity Office Properties, REIT                               7,061         213
Equity Residential, REIT                                     4,800         138
Simon Property Group, REIT                                   2,800         103
ProLogis Trust, REIT                                         3,376          88
Plum Creek Timber, REIT                                      2,844          87
Vornado Realty Trust, REIT                                   1,800          83
Public Storage, REIT                                         2,200          82
Archstone-Smith Trust, REIT                                  2,800          75
Avalonbay Communities, REIT                                  1,407          66
Host Marriott, REIT                                          5,700          64
General Growth Properties, REIT                              1,200          61
Duke Realty, REIT                                            2,100          61
Apartment Investment & Management, Class A, REIT             1,200          59
Kimco Realty, REIT                                           1,750          59
AMB Property, REIT                                           1,800          56
Health Care Property Investors, REIT                         1,200          52
Rouse, REIT                                                  1,500          50
IStar Financial, REIT                                        1,717          49
Arden Realty, REIT                                           1,700          48

Hospitality Properties Trust, REIT                           1,300  $       47
Crescent Real Estate Equities, REIT                          2,500          47
Liberty Property Trust, REIT                                 1,300          46
Camden Property Trust, REIT                                  1,200          44
Boston Properties, REIT                                      1,100          44
Trizec Properties, REIT                                      2,600          44
CarrAmerica Realty, REIT                                     1,400          43
Developers Diversified Realty, REIT                          1,800          41
Highwoods Properties, REIT                                   1,500          39
Federal Realty Investment Trust, REIT                        1,400          39
New Plan Excel Realty, REIT                                  1,800          38
BRE Properties, Class A, REIT                                1,200          37
Catellus Development *                                       1,800          37
CBL & Associates Properties, REIT                              900          36
Brandywine Realty Trust, REIT                                1,400          36
St. Joe                                                      1,200          36
Mack-Cali Realty, REIT                                       1,000          35
Manufactured Home Communities, REIT                          1,000          35
Cousins Properties, REIT                                     1,350          33
Chateau Communities, REIT                                    1,000          31
Nationwide Health Properties, REIT                           1,600          30
Heritage Property Investment Trust *                         1,100          29
Parkway Properties, REIT ss                                    800          29
Forest City Enterprises                                        800          28
Pan Pacific Retail Properties, REIT                            800          27
Home Properties of New York, REIT                              700          27
Getty Realty, REIT                                           1,300          26
First Industrial Realty, REIT                                  800          26
IRT Property, REIT                                           2,000          26
Trammell Crow *                                              1,700          25
Post Properties, REIT                                          800          24
Koger Equity, REIT                                           1,200          23
RFS Hotel Investors, REIT                                    1,700          23
Felcor Lodging Trust, REIT                                   1,248          23
Innkeepers USA, REIT                                         2,300          22
Kilroy Realty, REIT                                            800          21
Wellsford Real Properties *                                  1,000          21

Vencor                                                       1,600  $       20
Consolidated-Tomoka Land                                     1,000          20
National Golf Properties, REIT ss                            2,300          20
Mission West Properties, REIT                                1,600          20
Great Lakes, REIT                                            1,000          19
Bedford Property Investors, REIT                               700          19
JP Realty, REIT                                                700          19
MeriStar Hospitality, REIT                                   1,200          18
Taubman Centers, REIT                                        1,200          18
Regency Centers, REIT                                          600          18
Shurgard Storage Centers, Class A, REIT                        500          17
One Liberty Properties, REIT                                 1,100          16
Weingarten Realty Investors, REIT                              450          16
United Dominion Realty Trust, REIT                             900          14
Mid-America Apartment Communities, REIT                        500          13
Corrections Corp of America *                                  719          12
Mills, REIT                                                    400          12
                                                                         3,003
Total Financials                                                        39,386

HEALTH CARE  13.3%
Biotechnology  1.3%
Amgen *                                                     16,500         691
Immunex *                                                    8,400         188
Genentech *                                                  3,500         117
Chiron *                                                     3,000         106
MedImmune *                                                  3,852         102
Gilead Sciences *                                            3,040         100
Biogen *                                                     2,300          95
IDEC Pharmaceuticals *ss                                     2,400          85
Genzyme *                                                    3,300          63
Millennium Pharmaceuticals *                                 4,285          52
Cephalon *ss                                                   900          41
BioReliance *                                                1,200          30
IDEXX Laboratories *                                         1,000          26
Human Genome Sciences *                                      1,900          25
Affymetrix *ss                                                 900          22

Vertex Pharmaceuticals *                                     1,148  $       19
Celgene *ss                                                  1,200          18
Transkaryotic Therapies *ss                                    500          18
Telik *                                                      1,400          17
Techne *ss                                                     600          17
Martek Biosciences *ss                                         800          17
Array BioPharma *ss                                          1,700          16
Progenics Pharmaceuticals *                                  1,300          16
PE - Celera Genomi *                                         1,300          16
ICOS *                                                         900          15
Protein Design Labs *                                        1,400          15
Enzon *ss                                                      600          15
Alkermes *                                                     900          14
La Jolla Pharmaceutical *                                    2,300          14
Sangamo BioSciences *ss                                      2,400          14
Trimeris *ss                                                   300          13
Incyte Genomics *                                            1,800          13
XOMA *                                                       3,200          13
Abgenix *                                                    1,300          13
ILEX Oncology *                                                900          13
NPS Pharmaceuticals *ss                                        800          12
Cell Genesys *ss                                               900          12
Amylin Pharmaceuticals *ss                                   1,100          12
OSI Pharmaceuticals *ss                                        500          12
Neurocrine Biosciences *ss                                     400          11
Tanox *ss                                                    1,000          11
Imclone Systems *ss                                          1,207          10
Myriad Genetics *ss                                            500          10
Genta *ss                                                    1,200          10
Genencor International *ss                                   1,000          10
Exelixis *ss                                                 1,300          10
Medarex *                                                    1,300          10
CV Therapeutics *ss                                            500           9
NeoPharm ss                                                    700           9
Regeneron Pharmaceuticals *ss                                  600           9
Albany Molecular Research *ss                                  400           8
Kos Pharmaceuticals *ss                                        400           8

Sequenom *ss                                                 2,300  $        8
Diversa *ss                                                    800           8
OraSure Technologies *ss                                     1,200           8
Isis Pharmaceuticals, Class B *ss                              800           8
Avigen *ss                                                     800           8
Acacia Research ss                                           1,060           8
Luminex *ss                                                  1,000           8
Triangle Pharmaceuticals *ss                                 2,700           7
Gene Logic *ss                                                 500           7
Pharmacopeia *                                                 800           7
Enzo Biochem ss                                                461           7
Tularik *ss                                                    700           6
Novavax *                                                    1,500           6
VaxGen *ss                                                   1,100           6
Ortec International *ss                                      3,000           6
Alexion Pharmaceutical *                                       400           6
Neose Technologies *                                           500           5
Aphton *ss                                                     700           5
CuraGen *                                                      900           5
Arena Pharmaceuticals *ss                                      600           5
Cubist Pharmaceuticals *ss                                     500           5
Immunomedics *ss                                               900           5
Texas Biotechnology *                                        1,200           5
AVI BioPharma *ss                                            1,400           4
Cell Therapeutics *ss                                          700           4
Digene *                                                       300           4
ImmunoGen *ss                                                1,200           3
                                                                         2,386

Health Care Equipment & Supplies  1.8%
Medtronic                                                   19,020         815
Baxter International                                         9,300         413
Boston Scientific *                                          6,500         191
Stryker                                                      3,200         171
Becton, Dickinson                                            4,300         148
Guidant *                                                    4,900         148
Biomet                                                       4,500         122
Zimmer Holdings *                                            3,160         113
St. Jude Medical *                                           1,500         111

Hillenbrand Industries ss                                    1,200  $       67
Applied Biosystems Group - Applera                           3,400          66
Waters Corporation *                                         2,300          61
Beckman Coulter                                              1,000          50
C. R. Bard                                                     800          45
Dentsply International                                       1,200          44
Varian Associates *                                          1,000          41
Apogent Technologies *                                       1,600          33
Arrow International                                            800          31
Edwards Lifesciences *                                       1,260          29
ICU Medical *ss                                                900          28
Bausch & Lomb ss                                               800          27
Invacare                                                       700          26
Steris *                                                     1,300          25
Sybron Dental Specialties *                                  1,266          23
Invitrogen *                                                   700          22
ResMed *                                                       700          21
West Pharmaceutical Services                                   600          19
TheraSense *ss                                               1,000          18
Lifecore Biomedical *                                        1,600          18
Align Technology *ss                                         4,400          18
Charles River Laboratories International *                     500          18
Regeneration Technologies *                                  2,900          18
Respironics *                                                  500          17
EPIX Medical *                                               1,600          17
Cytyc *ss                                                    2,200          17
Nitinol Medical Technologies *                               2,400          15
VISX *                                                       1,400          15
Diagnostic Products                                            400          15
Vital Signs                                                    400          14
Exactech *                                                     900          14
Inverness Medical Innovations *                                680          14
Cerus *ss                                                      400          14
IGEN *ss                                                       400          13
Haemonetics *ss                                                400          12
ArthroCare *ss                                                 900          12
Viasys Healthcare *                                            657          11

Biosite Diagnostics *ss                                        400  $       11
Molecular Devices *                                            600          11
SurModics *ss                                                  400          10
Serologicals *                                                 550          10
American Medical Systems *ss                                   500          10
Zoll Medical *                                                 300          10
Illumina *ss                                                 1,400           9
Thoratec *                                                   1,000           9
Ventana Medical Systems *ss                                    400           9
Caliper Technologies *ss                                       800           7
Bruker Daltonics *ss                                         1,600           6
Aspect Medical Systems *                                     1,200           5
                                                                         3,287

Health Care Providers & Services  2.6%
UnitedHealth Group                                           5,100         467
Cardinal Health                                              7,217         443
HCA                                                          8,500         404
Tenet Healthcare *                                           5,300         379
CIGNA                                                        2,400         234
Wellpoint Health Networks *                                  2,400         187
McKesson HBOC                                                4,451         146
AmerisourceBergen                                            1,766         134
Anthem *                                                     1,900         128
Aetna                                                        2,600         125
Quest Diagnostics *                                          1,400         120
Laboratory Corporation of America *                          2,300         105
IMS Health                                                   4,900          88
HealthSouth *                                                6,538          84
Health Management, Class A *                                 4,100          83
Oxford Health Plans *                                        1,600          74
Lincare Holdings *                                           2,200          71
Caremark RX *                                                4,300          71
Express Scripts, Class A *                                   1,200          60
Patterson Dental *                                           1,100          55
Universal Health Services, Class B *                         1,100          54
Health Net *                                                 2,000          54
Trigon Healthcare *                                            500          50
Humana *                                                     3,100          48

Triad Hospitals *                                            1,131  $       48
Omnicare                                                     1,800          47
First Health Group *                                         1,500          42
Community Health System *                                    1,500          40
Manor Care *                                                 1,700          39
Davita *                                                     1,633          39
Henry Schein *                                                 800          36
PacifiCare Health Systems, Class A *ss                       1,200          33
Coventry Health Care *                                       1,000          28
Mid-Atlantic Medical Services *                                900          28
WebMD *                                                      4,810          27
Sierra Health Services *                                     1,200          27
Cross Country *                                                700          26
Advance PCS *                                                1,100          26
Quintiles Transnational *                                    2,100          26
Accredo Health *ss                                             545          25
CorVel *                                                       750          25
D&K Healthcare                                                 700          25
Covance *                                                    1,300          24
Sunrise Assisted Living *ss                                    900          24
LifePoint Hospitals *                                          631          23
Service Corp. International *ss                              4,700          23
Allou Health & Beauty *                                      2,900          23
Province Healthcare *ss                                      1,000          22
Cantel Medical *                                             1,200          22
PSS World Medical *                                          2,700          22
Beverly Enterprises *                                        2,800          21
AMN Healthcare Services *ss                                    600          21
Prime Medical Services *                                     1,800          21
Apria Healthcare *                                             900          20
Dianon Systems *                                               369          20
Stewart Enterprises, Class A *                               3,000          19
Priority Healthcare, Class B *                                 800          19
Orthodontic Centers of America *ss                             800          18
Pharmaceutical Product Dev *                                   700          18
US Oncology *ss                                              2,100          18
Omnicell *                                                   2,400          17

First Horizon Pharmaceutical *                                 800  $       17
Syncor International *                                         500          16
Select Medical *                                             1,000          16
Renal Care Group *                                             500          16
Hooper Holmes                                                1,900          15
MIM Corporation *ss                                          1,000          12
Gentiva Health Services ss                                   1,275          11
Specialty Laboratories *                                     1,300          11
Bioanalytical Systems *                                      2,100          11
Maximus *ss                                                    300          10
PDI *                                                          600           9
Psychemedics                                                 3,100           9
                                                                         4,799

Pharmaceuticals  7.6%
Pfizer                                                      99,525       3,483
Johnson & Johnson                                           48,275       2,523
Merck                                                       35,894       1,818
Wyeth                                                       20,800       1,065
Eli Lilly                                                   17,600         993
Abbott Laboratories                                         24,400         919
Bristol-Myers Squibb                                        30,100         774
Pharmacia                                                   20,400         764
Schering-Plough                                             23,000         566
Forest Laboratories *                                        2,900         205
Allergan                                                     2,000         134
King Pharmaceuticals *                                       4,089          91
Mylan Laboratories                                           2,000          63
Barr Laboratories *ss                                          656          42
Watson Pharmaceuticals *                                     1,600          40
Sicor *                                                      1,800          33
IVAX *                                                       3,050          33
ICN Pharmaceuticals ss                                       1,300          32
K-V Pharmaceutical, Class A *                                1,100          30
Andrx *                                                      1,100          30
Pharmaceuticals *                                              800          22
Scios *ss                                                      700          21
Medicis Pharmaceutical, Class A *                              500          21
Perrigo *                                                    1,600          21
Discovery Partners *                                         2,900          19

DURECT *                                                     2,300  $       18
Alpharma, Class A ss                                         1,000          17
Orphan Medical *                                             1,700          16
aaiPharma *ss                                                  700          16
Endo Pharmaceutical *                                        2,000          14
NaPro BioTherapeutics *ss                                    1,900          12
Sepracor *                                                   1,300          12
CIMA Labs *ss                                                  500          12
Atrix Laboratory *                                             500          11
Medicines Company *ss                                          900          11
Noven Pharmaceuticals *                                        400          10
Ariad Pharmaceuticals *                                      2,200           9
Adolor *ss                                                     600           7
MGI Pharma *ss                                                 900           6
Antigenics *ss                                                 600           6
Ligand Pharmaceuticals, Class B *ss                            400           6
Emisphere Technologies *ss                                   1,200           5
                                                                        13,930
Total Health Care                                                       24,402

INDUSTRIALS & BUSINESS SERVICES  10.9%
Aerospace & Defense  1.9%
Boeing                                                      13,600         612
United Technologies                                          7,502         509
Lockheed Martin                                              7,200         500
Honeywell International                                     12,925         455
General Dynamics                                             3,200         340
Raytheon                                                     5,800         236
Northrop Grumman                                             1,727         216
Rockwell Collins                                             2,900          80
L-3 Communications Holdings *ss                              1,400          76
Goodrich                                                     1,740          48
Alliant Techsystems *                                          525          34
Precision Castparts                                          1,000          33
DRS Technologies *                                             700          30
United Industrial                                            1,300          28
World Fuel Services                                          1,000          24
Herley Industries *ss                                        1,000          21

Pemco Aviation Group *                                         900  $       21
BE Aerospace *                                               1,500          20
Ladish Company *                                             1,400          17
Curtiss-Wright Corporation                                     200          16
Aviall *                                                     1,100          15
Mercury Computer Systems *                                     700          15
Engineered Support System                                      200          11
GenCorp                                                        700          10
Invision *ss                                                   400          10
Aeroflex *                                                   1,300           9
Hexcel *                                                     1,900           8
TIMCO Aviation Services, Warrants, 2/27/07 *                   119           0
                                                                         3,394

Air Freight & Logistics  0.5%
UPS, Class B                                                 5,900         364
Fedex *                                                      4,500         240
C.H. Robinson Worldwide                                      1,600          54
Expeditors International of Washington                       1,600          53
Ryder System                                                 1,800          49
CNF                                                          1,000          38
Airborne Freight                                             1,200          23
Forward Air *                                                  700          23
EGL *                                                          950          16
Atlas Air Worldwide Holdings *ss                             2,700          10
                                                                           870

Airlines  0.2%
Southwest Airlines                                          12,437         201
Delta                                                        2,200          44
AMR *                                                        2,500          42
SkyWest                                                      1,500          35
JetBlue Airways *ss                                            700          32
Alaska Air Group *                                           1,100          29
Atlantic Coast Airlines *                                    1,000          22
Northwest Airlines, Class A *ss                              1,300          16
Continental Airlines, Class B *ss                              800          12
UAL ss                                                         800           9
                                                                           442

Building Products  0.2%
Masco                                                        7,700         209
American Standard *                                          1,000  $       75
Lennox International ss                                      1,600          29
AAON Inc *                                                   1,350          25
Crane                                                          900          23
York International                                             600          20
U.S. Industries *                                            2,500           9
Universal Forest Products                                      300           7
                                                                           397

Commercial Services & Supplies  2.6%
First Data                                                  11,800         439
Automatic Data Processing                                    9,700         422
Cendant *                                                   17,554         279
Waste Management                                            10,060         262
Concord EFS *                                                7,900         238
Paychex                                                      6,087         190
Pitney Bowes                                                 4,100         163
Cintas                                                       2,700         133
H&R Block                                                    2,700         125
Avery Dennison                                               1,800         113
Fiserv *                                                     2,875         106
Apollo Group, Class A *                                      2,625         103
DST Systems *                                                2,000          91
Sabre Holdings, Class A *                                    2,500          89
Robert Half International *                                  2,900          68
Equifax                                                      2,500          67
Manpower                                                     1,700          62
Total Systems Services ss                                    3,200          60
ServiceMaster                                                4,200          58
Choicepoint *                                                1,266          58
Weight Watchers *                                            1,300          56
Convergys *                                                  2,800          55
BISYS Group *                                                1,600          53
Republic Services, Class A *                                 2,700          51
R.R. Donnelley                                               1,800          50
Dun & Bradstreet *                                           1,500          50
Ceridian *                                                   2,500          47
Deluxe Corp.                                                 1,200          47
Certegy *                                                    1,200          45

Viad                                                         1,600  $       42
Valassis Communications *                                    1,100          40
Iron Mountain *                                              1,250          39
Devry *                                                      1,400          32
Strayer Education                                              500          32
ITT Educational Services *                                   1,400          31
Allied Waste Industries *                                    3,160          30
HON Industries                                               1,100          30
Herman Miller                                                1,400          28
Career Education *                                             600          27
Bright Horizons Family Solutions *                             800          26
National Processing *                                        1,000          26
West Corporation *                                           1,100          24
RemedyTemp Inc., Class A *                                   1,300          24
Wackenhut Corrections *                                      1,600          23
Landauer                                                       600          23
New England Business Service                                   900          23
John H. Harland                                                800          23
Rollins                                                      1,100          22
NDC Health                                                     800          22
Checkfree Holdings *ss                                       1,400          22
Pegasus Solutions *                                          1,250          22
Waste Connections *ss                                          700          22
Imagistics International *                                   1,012          22
Spherion *                                                   1,800          21
Consolidated Graphics *                                      1,100          21
Team, Inc. *                                                 2,300          21
Central Parking                                                900          21
Global Payments                                                680          20
Labor Ready *                                                3,400          20
Miami Computer Supply *ss                                    1,650          19
Sotheby's, Class A *                                         1,300          19
Profit Recovery Group *ss                                    1,500          18
Banta                                                          500          18
Factset Research Systems ss                                    600          18
Exult *ss                                                    2,700          18
NCO Group *                                                    800          17
Korn/Ferry *ss                                               1,900          17
Interpool                                                    1,000          17

CSG Systems International *                                    900  $       17
TeleTech Holdings *                                          1,800          17
Corporate Executive Board *                                    500          17
Ag Services of America *ss                                   1,400          17
Education Management *                                         400          16
Medquist *                                                     600          16
School Specialty *ss                                           600          16
United Stationers *                                            500          15
Arbitron *                                                     480          15
Learning Tree International *ss                                800          15
Ionics *                                                       600          15
Pittston Services                                              600          14
G&K Services, Class A                                          400          14
ICT Group *ss                                                  700          13
Coinstar *ss                                                   500          12
Tetra Tech *ss                                                 825          12
Lightbridge *                                                1,378          12
EFunds *                                                     1,206          11
Sylvan Learning Systems *ss                                    468           9
SOURCECORP *                                                   300           8
DiamondCluster International, Class A *ss                    1,300           8
Franklin Covey *                                             2,500           7
Administaff *ss                                                700           7
Airlease                                                     2,100           7
Edison Schools, Class A *ss                                  1,600           2
                                                                         4,832

Construction & Engineering  0.2%
Fluor                                                        1,300          50
Granite Construction                                         1,450          37
Shaw Group *ss                                               1,000          31
EMCOR Group *                                                  500          29
Jacobs Engineering Group *                                     800          28
Mastec *                                                     2,950          22
McDermott International *                                    2,100          17
Insituform Technologies, Class A *                             800          17
Quanta Services *                                            1,550          15
Intergrated Electrical Services *                            1,900          12
Dycom Industries *                                           1,000          12
                                                                           270

Electrical Equipment  0.5%
Emerson Electric                                             6,600  $      353
Rockwell Automation                                          3,000          60
Cooper Industries                                            1,400          55
American Power Conversion *                                  3,100          39
Genlyte Group *                                                900          37
Energizer *                                                  1,300          36
AMETEK                                                         900          34
Tecumseh Products, Class A                                     600          32
Hubbell, Class B                                               800          27
Baldor Electric                                                700          18
Brady, Class A                                                 500          18
Aztec Manufacturing *ss                                      1,100          17
Thomas & Betts                                                 900          17
Acuity Brands                                                  900          16
Plug Power *ss                                               1,900          15
UQM Technologies *                                           3,700          13
Fuelcell Energy *ss                                          1,300          13
Woodward Governor                                              200          12
Power-One *                                                  1,800          11
C&D Technologies                                               600          11
Channell Commercial *ss                                      1,500          11
General Cable                                                1,500           9
AstroPower *ss                                                 450           9
Vicor *                                                      1,200           8
Energy Conversion Devices *                                    500           8
American Superconductor *ss                                  1,300           7
Proton Energy Systems *ss                                    2,000           6
                                                                           892

Industrial Conglomerates  3.0%
GE                                                         156,806       4,555
3M                                                           6,100         750
Textron                                                      2,200         103
Tredegar                                                     1,300          32
Roper Industries                                               700          26
Teleflex                                                       400          23
Carlisle Companies                                             400          18
                                                                         5,507

Machinery  1.2%
Illinois Tool Works                                          4,850  $      331
Caterpillar                                                  5,500         269
Deere                                                        3,600         172
Danaher                                                      2,400         159
Ingersoll-Rand, Class A                                      2,500         114
Dover                                                        3,200         112
PACCAR                                                       2,100          93
ITT Industries                                               1,300          92
Eaton                                                        1,200          87
Parker Hannifin                                              1,719          82
SPX *                                                          652          77
Pall                                                         1,900          39
Pentair                                                        800          39
Navistar                                                     1,100          35
Lincoln Electric Holdings                                    1,200          32
Ampco Pittsburgh                                             2,500          30
Briggs & Stratton ss                                           700          27
Graco                                                        1,025          26
Donaldson                                                      700          25
Regal-Beloit                                                 1,000          24
Flowserve *                                                    800          24
AGCO, *                                                      1,200          23
Thomas Industries                                              800          23
Watts Industries, Class A                                    1,100          22
Cascade *                                                    1,400          22
Manitowoc                                                      600          21
Cummins Engine                                                 600          20
Dionex *                                                       700          19
Trinity Industries ss                                          900          19
Kennametal ss                                                  500          18
UNOVA *                                                      2,800          18
Terex *                                                        800          18
NACCO Industries, Class A                                      300          17
Robbins & Myers ss                                             600          16
Wolverine Tube *                                             2,000          15
Nordson                                                        600          15

Valmont Industries                                             700  $       14
ESCO Electronics *                                             400          14
Esterline Technologies *                                       600          14
Actuant Corporation, Class A *                                 320          13
SPS Technologies *                                             300          12
JLG Industries                                                 800          11
Harsco                                                         100           4
EnPro Industries                                               368           2
                                                                         2,259

Marine  0.0%
Alexander & Baldwin                                          1,100          28
Overseas Shipholding Group                                   1,000          21
Kirby Corporation *                                            600          15
General Maritime *                                           1,400          13
                                                                            77

Road & Rail  0.5%
Union Pacific                                                3,600         228
Burlington Northern Santa Fe                                 6,300         189
Norfolk Southern                                             6,100         143
CSX                                                          3,400         119
Swift Transportation *                                       1,770          41
Werner Enterprises                                           1,900          40
U.S. Xpress Enterprises, Class A *                           2,500          33
USA Truck *                                                  2,400          28
Florida East Coast Industries ss                             1,000          25
GATX ss                                                        700          21
Dollar Thrifty Auto Group *ss                                  800          21
Kansas City Southern Industries *                            1,000          17
                                                                           905

Trading Companies & Distributors  0.1%
Genuine Parts                                                2,700          94
W. W. Grainger                                               1,500          75
Fastenal ss                                                  1,200          46
Huttig Building Products *                                   3,644          20
                                                                           235

Total Industrials & Business Services                                   20,080

INFORMATION TECHNOLOGY  13.7%
Communications Equipment  1.9%
Cisco Systems *                                            116,068  $    1,619
Motorola                                                    35,640         514
QUALCOMM *                                                  12,200         335
Lucent Technologies *ss                                     54,685          91
Brocade Communications Systems *                             3,760          66
JDS Uniphase *                                              19,858          53
Corning *                                                   13,610          48
Harris                                                       1,200          44
Scientific-Atlanta                                           2,600          43
Tellabs *                                                    6,600          41
Juniper Networks *ss                                         5,250          30
CIENA *                                                      7,047          30
Emulex *ss                                                   1,300          29
Comverse Technology *                                        3,100          29
ADC Telecommunications *                                    12,452          29
Avaya *                                                      5,657          28
3Com *                                                       5,700          25
Foundry Networks *                                           3,100          22
Advanced Fibre Communications *                              1,300          22
McDATA Corporation *                                         2,425          21
ADTRAN *ss                                                   1,100          21
Black Box *ss                                                  500          20
Andrew *                                                     1,300          19
Extreme Networks *                                           1,800          18
Polycom *                                                    1,500          18
Sycamore Networks *                                          4,000          15
Plantronics *ss                                                800          15
Avocent *                                                      936          15
Adaptec *                                                    1,800          14
Powerwave Technologies *                                     1,500          14
Bel Fuse, Class A *ss                                          600          14
Norstan *ss                                                  3,100          12
Inter-Tel ss                                                   700          12
Commscope *                                                    900          11
Finisar *ss                                                  4,700          11

Ixia *                                                       1,800  $       10
Cognitronics *                                               3,800          10
Echelon *ss                                                    800          10
F5 Networks *ss                                              1,000          10
Cable Design Technologies *                                    900           9
C-Cor.net *                                                  1,300           9
Riverstone Networks *                                        2,885           9
Tekelec *                                                    1,100           9
Centillium Communications *                                  1,000           9
Packeteer *                                                  1,900           8
Computer Network Technology *ss                              1,100           7
Inrange Technologies, Class B *ss                            1,300           6
Harmonic *ss                                                 1,659           6
Anaren Microwave *ss                                           700           6
Tollgrade Communications *ss                                   400           6
REMEC *ss                                                    1,000           6
DMC Stratex Networks *                                       2,200           4
ditech Communications *ss                                    1,300           4
Digital Lightwave *ss                                        1,500           4
MRV Communications *                                         2,160           3
Terayon Communication Systems *ss                            1,700           2
Paradyne Networks *                                            500           2
                                                                         3,497

Computers & Peripherals  2.7%
IBM                                                         27,200       1,958
Dell Computer *                                             41,300       1,080
Hewlett-Packard                                             47,918         732
EMC *                                                       36,286         274
Sun Microsystems *                                          51,600         258
Lexmark International, Class A *                             2,100         114
Apple Computer *                                             5,700         101
Network Appliance *                                          5,200          65
NCR *                                                        1,700          59
Storage Technology *                                         1,600          26
Gateway *                                                    5,300          23
Electronics for Imaging *                                    1,200          19
Maxtor *                                                     4,004          18
Rimage *                                                     2,200          17

Drexler Technology *                                           800  $       17
Iomega *                                                     1,300          17
Palm *                                                       9,416          17
Presstek *ss                                                 3,500          14
Intergraph *                                                   800          14
Western Digital *                                            4,200          14
Sandisk *ss                                                  1,100          14
Advanced Digital Info *                                      1,400          12
Quantum DLT & Storage Systems Group *                        2,600          11
In Focus Systems *ss                                           900          11
Avid Technology *                                            1,100          10
Concurrent Computer *ss                                      1,500           7
Rainbow Technologies *                                       1,300           6
Read-Rite *                                                  2,300           1
                                                                         4,909

Electronic Equipment & Instruments  0.7%
Agilent Technologies *                                       7,087         168
Molex                                                        3,050         102
Solectron *                                                 12,340          76
Jabil Circuit *                                              3,200          68
Vishay Intertechnology *                                     2,668          59
Sanmina-SCI *                                                7,912          50
Thermo Electron *                                            2,650          44
AVX                                                          2,600          43
Diebold                                                      1,100          41
Avnet                                                        1,848          41
KEMET *                                                      2,200          39
Symbol Technologies                                          4,500          38
Tech Data *                                                    900          34
Arrow Electronics *                                          1,500          31
Analogic                                                       600          30
Tektronix *                                                  1,400          26
Ingram Micro, Class A *                                      1,900          26
PerkinElmer                                                  2,335          26
Amphenol, Class A *ss                                          700          25
Varian *                                                       700          23
Millipore                                                      700          22
Coherent *                                                     700          21

LSI Industries                                               1,050  $       19
Benchmark Electronics *ss                                      600          17
Napco Security Systems *                                     2,400          17
Electro Scientific Industries *ss                              700          17
Fisher Scientific *                                            600          17
Anixter International *                                        700          17
Research Frontiers *ss                                       1,100          16
Technitrol                                                     700          16
X-Rite                                                       1,800          15
Park Electrochemical                                           500          13
Plexus *                                                       700          13
Newport                                                        800          13
Teledyne Technologies *                                        600          12
Trimble Navigation *                                           800          12
Zomax *                                                      3,100          12
EPlus *                                                      1,700          12
Somera Communications *ss                                    1,500          11
Nu Horizons Electronics *ss                                  1,250          10
Nanometrics *                                                  600          10
Veeco *ss                                                      400           9
Photon Dynamics *                                              300           9
CTS                                                            500           6
Merix *ss                                                      700           6
Artesyn Technologies *                                         800           5
Zygo *                                                         600           5
Stanford Microdevices *                                      1,400           3
                                                                         1,345

Internet Software & Services  0.3%
Yahoo! *                                                     9,678         143
Expedia, Class A *                                             600          36
Overture Services *ss                                        1,100          28
VeriSign *ss                                                 3,740          27
Earthlink *                                                  3,130          21
Openwave Systems *                                           3,466          19
DoubleClick *                                                2,530          18
Retek *ss                                                      672          16
Ariba *ss                                                    5,100          16
webMethods *ss                                               1,610  $       16
Webex Communications *ss                                     1,000          16
RealNetworks *ss                                             3,600          15
Internet Security Systems *ss                                1,000          13
Register.com *                                               1,500          11
Digitas *                                                    2,500          11
FreeMarkets *ss                                                800          11
MarketWatch.com *                                            2,400          11
WatchGuard Technologies *                                    2,100          11
Websense *                                                     400          10
MatrixOne *                                                  1,600          10
iManage *                                                    2,700          10
Allscripts Heathcare *ss                                     2,500           9
Netegrity *                                                  1,450           9
S1 *                                                         1,200           9
Sonicwall *ss                                                1,700           9
Interwoven *                                                 2,600           8
Modem Media, Class A *                                       2,200           8
Keynote Systems *                                            1,000           7
McAfee.com, Class A *                                          500           7
SeeBeyond Technology Corporation *                           2,200           7
CNET Networks *ss                                            3,275           7
NetRatings *                                                   600           6
Expedia, Warrants, 2/4/09 *                                    172           5
Kana Communications *ss                                        800           3
Akamai Technologies *ss                                      1,619           2
Tumbleweed Communications *                                    700           1
                                                                           566

IT Consulting & Services  0.6%
Electronic Data Systems                                      7,600         282
Computer Sciences *                                          2,800         134
SunGard Data Systems *                                       4,100         109
Affiliated Computer Services, Class A *                      1,900          90
Unisys *                                                     5,200          47
KPMG Consulting *                                            3,000          45
Acxiom *ss                                                   1,600          28
ProQuest *                                                     700          25
MPS Group *                                                  2,800          24

Keane *                                                      1,756  $       22
Igate Capital *                                              4,200          19
Manhattan Associates *                                         600          19
CACl International, Class A *ss                                500          19
Titan *                                                      1,000          18
Syntel *                                                     1,300          16
Perot Systems, Class A *ss                                   1,400          15
American Management Systems *                                  700          13
Renaissance Learning *ss                                       600          12
ProBusiness Services *ss                                       800          12
CIBER *                                                      1,600          12
Cognizant Technology Solutions, Class A *                      200          11
Startek *                                                      400          11
InterCept Group *ss                                            500          10
CoStar Group *                                                 500          10
Inforte *                                                    1,000          10
Sykes Enterprises *                                          1,200           9
IDX Systems *ss                                                700           9
Analysts International                                       2,000           9
SkillSoft *                                                  1,000           8
AnswerThink *                                                1,620           6
Management Network Group *                                   1,500           4
Safeguard Scientifics *                                      1,700           3
                                                                         1,061

Office Electronics  0.1%
Xerox *ss                                                   11,700          81
Zebra Technologies, Class A *                                  500          24
Ikon Office Solutions                                        2,200          21
                                                                           126

Semiconductor Equipment & Products  3.2%
Intel                                                      105,290       1,924
Texas Instruments                                           26,900         638
Applied Materials *                                         25,578         486
Micron Technology *                                          9,600         194
Maxim Integrated Products *                                  5,021         192
Analog Devices *                                             5,500         163
Linear Technology                                            4,900         154
KLA-Tencor *                                                 2,900         128

Xilinx *                                                     5,000  $      112
Microchip Technology *                                       3,064          84
Altera *                                                     6,000          82
National Semiconductor *                                     2,700          79
Novellus Systems *                                           2,300          78
Broadcom, Class A *                                          4,200          74
Teradyne *                                                   2,800          66
QLogic *                                                     1,511          58
Advanced Micro Devices *                                     5,500          53
LSI Logic *                                                  5,806          51
Atmel *                                                      7,500          47
Intersil Holding, Class A *                                  2,096          45
Lam Research *                                               2,200          40
Agere Systems, Class A *                                    26,389          37
Fairchild Semiconductor, Class A *                           1,500          36
NVIDIA *                                                     2,000          34
Cypress Semiconductor *                                      1,800          27
Axcelis Technologies *                                       2,414          27
Integrated Device Technology *                               1,500          27
Semtech *                                                    1,000          27
International Rectifier *                                      900          26
Cognex *                                                     1,300          26
Silicon Laboratories *ss                                       900          24
Applied Micro Circuits *                                     4,842          23
Omnivision Technologies *                                    1,600          23
Monolithic Systems Technology *                              2,000          22
EMCORE *ss                                                   3,600          22
Cymer *ss                                                      600          21
Varian Semiconductor Equipment *                               600          20
Integrated Circuit Systems *                                 1,000          20
Micrel *ss                                                   1,400          20
RF Micro Devices *                                           2,600          20
Cree *ss                                                     1,300          17
Siliconix *                                                    600          17
DuPont Photomasks *                                            500          16
Diodes *                                                     1,900          16
Kulicke & Soffa *ss                                          1,300          16

Entegris *                                                   1,100  $       16
Credence Systems *                                             900          16
Cabot Microelectronics *ss                                     364          16
DSP Group *                                                    800          16
Amkor Technology *ss                                         2,500          16
FEI *ss                                                        600          15
TriQuint Semiconductor *                                     2,290          15
Mykrolis *                                                   1,241          15
ATMI *ss                                                       600          13
Advanced Energy Industries *ss                                 600          13
Silicon Storage Technology *                                 1,700          13
Lattice Semiconductor *                                      1,500          13
LTX *                                                          900          13
Actel *                                                        600          13
Power Integrations *                                           700          13
Therma-Wave *                                                1,100          12
Helix Technology                                               600          12
MKS Instruments *                                              613          12
ESS Technology *ss                                             700          12
Skyworks Solutions *ss                                       2,179          12
Exar *                                                         600          12
Agere, Class B *                                             7,867          12
Mattson Technology *ss                                       2,500          12
GlobeSpan *                                                  2,920          11
Cirrus Logic *                                               1,500          11
Cohu                                                           600          10
Zoran *ss                                                      450          10
Vitesse Semiconductor *                                      3,300          10
Artisan Components *                                         1,000           9
Chippac, Class A *ss                                         1,400           9
Rambus *ss                                                   2,100           9
Kopin *                                                      1,300           9
Pericom Semiconductor *                                        700           8
Integrated Silicon Solution *ss                                900           8
Microtune *ss                                                  900           8
MEMC Electronic Materials *ss                                1,600           8
Pixelworks *ss                                                 900           8

Semitool *                                                     900  $        7
Silicon Image *                                              1,200           7
TTM Technologies *                                           1,400           7
QuickLogic *                                                 1,900           7
MIPS Technologies *ss                                        1,100           7
ANADIGICS *ss                                                  800           7
Virage Logic *                                                 500           6
Three-Five Systems *                                           500           6
Sipex *                                                      1,100           5
Rudolph Technologies *                                         200           5
Transmeta *                                                  2,000           5
Microsemi *ss                                                  700           5
Oak Technology *                                               900           4
                                                                         5,830

Software  4.2%
Microsoft *                                                 85,625       4,684
Oracle *                                                    87,400         828
Intuit *                                                     3,400         169
Computer Associates                                          9,357         149
Electronic Arts *                                            2,200         145
VERITAS Software *                                           6,375         126
Adobe Systems                                                3,900         111
Siebel Systems *                                             7,100         101
Symantec *ss                                                 2,400          79
PeopleSoft *                                                 4,700          70
BMC Software *                                               4,100          68
Cadence Design Systems *                                     3,900          63
BEA Systems *                                                6,000          57
Synopsys *                                                     985          54
Network Associates *                                         2,200          42
Reynolds & Reynolds, Class A                                 1,400          39
Compuware *                                                  5,800          35
Cerner *                                                       700          33
Mercury Interactive *                                        1,400          32
National Instruments *                                         900          29
Activision *                                                 1,000          29
Quest Software *ss                                           2,000          29
Autodesk                                                     2,000          27

Rational Software *                                          3,200  $       26
THQ *ss                                                        850          25
Jack Henry & Associates                                      1,500          25
Red Hat *                                                    3,800          22
TIBCO Software *ss                                           3,800          21
J. D. Edwards *                                              1,700          21
Magma Design Automation *ss                                  1,200          20
Citrix Systems *                                             3,300          20
Sybase *                                                     1,810          19
Evans & Sutherland Computer *                                2,400          19
Borland Software *                                           1,800          19
Mentor Graphics *                                            1,300          18
Novell *                                                     5,434          17
NetIQ *                                                        768          17
Informatica *                                                2,400          17
Parametric Technology *                                      4,600          16
Advent Software *ss                                            600          15
Barra *                                                        400          15
FileNet *                                                    1,000          15
Wind River Systems *                                         2,872          14
JDA Software Group *                                           500          14
Ansys *                                                        700          14
Hyperion Solutions *                                           770          14
Macromedia *                                                 1,580          14
Viewpoint Corporation *ss                                    2,900          14
i2 Technologies *                                            9,190          14
Actuate *                                                    3,000          14
Ascential Software *                                         4,800          13
Progress Software *                                            900          13
Ulticom *ss                                                  1,900          13
HNC Software *                                                 700          12
Nuance Communications *                                      2,700          11
SERENA Software *ss                                            800          11
QRS *                                                        1,400          11
Documentum *                                                   900          11
RSA Security *ss                                             2,200          11
Micromuse *                                                  2,200          10
Agile Software *                                             1,400          10

MapInfo *                                                    1,100  $       10
Verity *                                                       900          10
Concord Communications *                                       600          10
Embarcadero *ss                                              1,600          10
Manugistics Group *ss                                        1,600          10
Legato Systems *                                             2,700          10
NetScout Systems *                                           1,300           9
Dendrite International *                                       900           9
OPNET Technologies *                                           900           8
Sanchez Computer Associates *                                1,800           8
Midway Games *ss                                               939           8
Eclipsys *                                                   1,200           8
Secure Computing *                                           1,000           8
Aspen Technology *ss                                           900           8
Roxio *ss                                                    1,013           7
E.piphany *                                                  1,625           7
SeaChange International *ss                                    800           7
Witness Systems *                                              900           7
Vastera *ss                                                  1,500           7
Entrust Technologies *                                       2,300           6
ONYX Software *ss                                            1,800           6
Ansoft *                                                     1,000           6
Indus International *                                        2,200           5
Infogrames *                                                 1,900           5
Liberate Technologies *ss                                    1,900           5
Speechworks International *                                  1,300           5
Mercator Software *                                          2,900           4
                                                                         7,807
Total Information Technology                                            25,141

MATERIALS  3.1%
Chemicals  1.5%
DuPont                                                      16,109         715
Dow Chemical                                                14,199         488
Air Products and Chemicals                                   3,500         177
PPG Industries                                               2,400         149
Praxair                                                      2,500         142
Rohm & Haas                                                  3,400         138

Ecolab                                                       1,800  $       83
Sigma Aldrich                                                1,200          60
Engelhard                                                    2,100          60
Eastman Chemical                                             1,200          56
International Flavors & Fragrances                           1,600          52
Valspar                                                        800          36
Lyondell Chemical                                            2,200          33
Cabot                                                        1,100          32
Crompton                                                     2,400          31
Cytec Industries *                                             900          28
Airgas *                                                     1,500          26
RPM                                                          1,700          26
Ferro                                                          800          24
Lubrizol                                                       700          23
H.B. Fuller                                                    800          23
Hawkins Chemical                                             2,500          23
OMNOVA Solutions *                                           2,600          22
IMC Global                                                   1,700          21
Hercules *                                                   1,800          21
MacDermid                                                      900          19
Spartech                                                       700          19
Great Lakes Chemical                                           700          19
Georgia Gulf                                                   700          19
NL Industries ss                                             1,200          18
Scotts, Class A *                                              400          18
FMC *                                                          600          18
American Pacific *                                           1,800          17
Solutia                                                      2,300          16
Calgon Carbon                                                1,800          15
Valhi ss                                                       900          14
Millennium Chemicals                                         1,000          14
International Specialty Products *                           1,800          14
Arch Chemicals                                                 500          12
Monsanto                                                       600          11
Terra Nitrogen Com L.P. *                                    1,500           9
A. Schulman                                                    400           9
W. R. Grace *                                                1,000           3
                                                                         2,753

Construction Materials  0.1%
Vulcan Materials                                             1,600  $       70
Lafarge                                                        900          32
Martin Marietta Materials                                      600          23
Ameron International                                           300          22
                                                                           147

Containers & Packaging  0.3%
Sealed Air *ss                                               1,500          60
Pactiv *                                                     2,500          60
Smurfit-Stone Container *                                    3,790          58
Ball                                                         1,400          58
Owens-Illinois *                                             3,500          48
Temple-Inland                                                  800          46
Sonoco Products                                              1,500          43
Bemis                                                          700          33
Crown Cork & Seal *ss                                        4,400          30
Packaging Corp of America *                                  1,400          28
Myers Industries                                             1,346          23
Aptargroup                                                     700          22
Chesapeake Corp                                                700          18
Caraustar                                                    1,100          14
Longview Fibre                                                 800           8
Rock-Tenn, Class A                                             400           7
                                                                           556

Metals & Mining  0.7%
Alcoa                                                       13,920         461
Newmont Mining                                               6,800         179
Nucor                                                        1,400          91
Freeport McMoRan Copper Gold, Class B *ss                    3,200          57
Phelps Dodge                                                 1,128          46
Commercial Metals                                              800          38
AK Steel *                                                   2,800          36
Worthington Industries                                       1,900          34
Arch Coal                                                    1,446          33
Quanex                                                         700          31
USX-U.S. Steel Group                                         1,400          28
Carpenter Technology                                           900          26
CONSOL Energy                                                1,200          25

Stillwater Mining *ss                                        1,400  $       23
Alliance Resource Partners *                                   900          21
Ryerson Tull                                                 1,700          20
Massey                                                       1,500          19
Allegheny Technologies                                       1,050          17
GrafTech International *                                       700           9
                                                                         1,194

Paper & Forest Products  0.5%
International Paper                                          7,584         330
Weyerhaeuser                                                 3,500         223
MeadWestvaco                                                 3,052         102
Georgia-Pacific                                              3,440          85
Bowater                                                        700          38
Boise Cascade                                                  900          31
Baltek Corp *                                                2,800          24
Rayonier                                                       400          20
Pope & Talbot                                                  900          17
Badger Paper Mills *                                         1,900          17
Louisiana Pacific                                            1,400          15
Potlatch ss                                                    400          14
P.H. Glatfelter                                                700          13
FiberMark *                                                  1,200          10
Wausau-Mosinee Paper                                           800          10
Buckeye Technologies *                                         900           9
                                                                           958
Total Materials                                                          5,608

TELECOMMUNICATION SERVICES  3.4%
Diversified Telecommunication Services  3.1%
Verizon Communications                                      42,660       1,713
SBC Communications                                          52,497       1,601
BellSouth                                                   29,400         926
AT&T                                                        59,015         632
Alltel                                                       4,600         216
Sprint                                                      13,700         145
Qwest Communications Interntional *                         25,925          73
Centurytel                                                   2,175          64

Citizens Communications *                                    4,040  $       34
Atlantic Tele Network                                        1,600          24
Commonwealth Telephone Enterprises *                           600          24
Intrado *                                                      900          17
Level 3 Communications *ss                                   5,700          17
CT Communications                                            1,000          16
IDT *ss                                                        700          12
Covista Communications *ss                                   3,500          12
ITXC *ss                                                     2,200          12
General Communications *                                     1,600          11
Broadwing *ss                                                3,948          10
WorldCom *                                                  46,388           5
D&E Communications                                             349           4
Time Warner Telecom, Class A *ss                             1,900           3
US LEC, Class A *ss                                            900           2
                                                                         5,573

Wireless Telecommunication Services  0.3%
AT&T Wireless Group *                                       42,566         249
Sprint PCS *ss                                              16,800          75
Telephone and Data Systems                                   1,000          61
PanAmSat *                                                   2,300          52
Nextel Communications, Class A *                            10,600          34
U. S. Cellular *ss                                           1,300          33
Price Communications *                                       1,462          23
Wireless Facilities *ss                                      3,900          19
EMS Technologies *                                             900          19
Boston Communications Group *                                2,000          16
American Tower Systems, Class A *ss                          2,400           8
Metro One Telecommunications *ss                               550           8
Triton PCS Holdings, Class A *ss                             1,900           7
Aether Systems *ss                                           2,350           7
Centennial Communication, Class A *ss                        2,300           6
                                                                           617
Total Telecommunication Services                                         6,190

UTILITIES  3.1%
Electric Utilities  2.1%
Southern Company                                            11,500  $      315
Dominion Resources                                           4,120         273
Exelon                                                       4,662         244
TXU                                                          4,000         206
American Electric Power                                      4,940         198
Progress Energy                                              3,430         178
FirstEnergy                                                  5,260         176
FPL Group                                                    2,800         168
Public Service Enterprise                                    3,200         139
Entergy                                                      3,200         136
Consolidated Edison                                          3,200         134
DTE Energy                                                   2,749         123
CINergy                                                      2,900         104
PG&E *                                                       5,800         104
XCEL Energy                                                  6,130         103
Edison International *                                       5,100          87
Reliant Energy                                               4,900          83
Ameren                                                       1,900          82
Constellation Energy Group                                   2,600          76
PPL                                                          2,200          73
DPL                                                          2,500          66
Northeast Utilities                                          2,600          49
Pinnacle West Capital                                        1,200          47
Allegheny Energy                                             1,800          46
WPS Resources ss                                             1,000          41
NSTAR                                                          900          40
Wisconsin Energy                                             1,500          38
Teco Energy ss                                               1,500          37
RGS Energy Group                                               900          35
Conectiv                                                     1,300          34
Alliant                                                      1,300          33
Allete                                                       1,200          32
Potomac Electric Power                                       1,500          32
Otter Tail                                                   1,000          31
Hawaiian Electric Industries                                   700          30

Puget Energy                                                 1,400  $       29
Great Plains Energy                                          1,100          22
Madison Gas and Electric                                       800          22
IdaCorp                                                        800          22
Central Vermont Public Service                               1,200          22
CMS Energy                                                   1,800          20
CH Energy Group                                                400          20
United Illuminating                                            300          16
Cleco                                                          700          15
Public Service of New Mexico                                   600          14
Unisource Energy                                               700          13
DQE                                                            900          13
Empire District Electronics ss                                 600          12
El Paso Electric *                                             800          11
OGE Energy ss                                                  200           5
                                                                         3,849

Gas Utilities  0.4%
El Paso Corporation                                          8,144         168
Sempra Energy                                                3,651          81
KeySpan                                                      2,000          75
Kinder Morgan                                                1,900          72
NiSource                                                     3,208          70
NICOR                                                          900          41
Peoples Energy                                               1,000          36
Washington Gas & Light                                       1,400          36
ONEOK                                                        1,500          33
National Fuel Gas Company                                    1,400          32
Southwestern Energy *                                        1,800          27
Laclede Gas                                                    900          21
Cascade Natural Gas                                          1,000          21
Southern Union                                               1,088          19
Piedmont Natural Gas Company                                   500          19
Atmos Energy ss                                                700          16
NUI                                                            500          14
                                                                           781

Multi-Utilities & Unregulated Power  0.5%
Duke Energy                                                 12,700  $      395
Mirant *                                                     7,237          53
Williams Companies                                           8,385          50
AES *                                                        8,955          49
Calpine *ss                                                  6,900          49
Energy East                                                  2,000          45
Dynegy, Class A                                              5,936          43
SCANA                                                        1,168          36
MDU Resources Group                                          1,300          34
Vectren                                                      1,100          28
Questar                                                      1,100          27
Avista                                                       1,600          22
NorthWestern ss                                              1,200          20
Sierra Pacific Resources ss                                  2,400          19
Western Resources                                            1,000          15
Aquila ss                                                    1,800          14
                                                                           899

Water Utilities  0.1%
American Water Works                                         1,600          69
California Water Service Group                                 900          23
Philadelphia Suburban ss                                     1,075          22
                                                                           114
Total Utilities                                                          5,643
Total Common Stocks and Warrants (Cost  $209,326)                      179,194

SHORT-TERM INVESTMENTS  2.4%
U.S. Treasury Obligations  0.3%
U.S. Treasury Bills, 1.67%, 12/26/02 **                    600,000         595
                                                                           595
Money Market Fund  2.1%
T. Rowe Price Reserve Investment Fund, 1.95% #           3,787,821       3,788
                                                                         3,788
Total Short-Term Investments (Cost  $4,383)                              4,383

Total Investments in Securities
100.1% of Net Assets (Cost $213,709)                                $  183,577

FUTURES CONTRACTS                                 Contract  Unrealized
                                      Expiration  Value     Gain (Loss)
                                      ---------- ---------  -----------
                                                       In thousands
Long, 13 S&P 500 Stock Index contracts,
$216,000 of U.S. Treasury Bills
pledged as initial margin               9/02     $ 3,218     $  (97)
Long, 2 S&P Mid-Cap 400
Stock Index contracts,
$27,000 of U.S. Treasury Bills
pledged as initial margin               9/02         490        (17)
Long, 1 NASDAQ 100 Index contracts,
$15,000 of U.S. Treasury Bills
pledged as initial margin               9/02         105         (9)
Long, 2 Russell 2000 Index contracts,
$37,000 of U.S. Treasury Bills
pledged as initial margin               9/02         463          2

Net payments (receipts) of variation
margin to date                                                  120

Variation margin receivable (payable)
on open futures contracts                                                  (1)

Other Assets Less Liabilities                                            (116)

NET ASSETS                                                         $  183,460
Assets Consist of:
Undistributed net investment income (loss)                         $      964
Undistributed net realized gain (loss)                                (14,752)
Net unrealized gain (loss)                                            (30,253)
Paid-in-capital applicable to 18,231,309 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    227,501

NET ASSETS                                                         $  183,460

NET ASSET VALUE PER SHARE                                          $    10.06

     #    Seven-day yield
     *    Non-income producing
    ss    All or a portion of this  security  is on loan at June 30,  2002 - See
          Note 2
    ** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2002
  REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
-----------------------                                            In thousands
                                                                       6 Months
                                                                          Ended
                                                                        6/30/02
  Investment Income (Loss)
  Income
   Dividend                                                       $      1,284
   Interest                                                                 62
   Securities lending                                                       16
   Total income                                                          1,362

  Investment management and administrative expense                         398

  Net investment income (loss)                                             964

  REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
   Securities                                                           (7,747)
   Futures                                                                (523)
   Net realized gain (loss)                                             (8,270)

  Change in net unrealized gain (loss)
   Securities                                                          (17,624)
   Futures                                                                (190)
   Change in net unrealized gain (loss)                                (17,814)
  Net realized and unrealized gain (loss)                              (26,084)

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $     25,120)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                 In thousands
                                                           6 Months        Year
                                                              Ended       Ended
                                                            6/30/02    12/31/01
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $      964    $     1,879
   Net realized gain (loss)                              (8,270)        (6,568)
   Change in net unrealized gain (loss)                 (17,814)       (18,408)
   Increase (decrease) in net assets from operations    (25,120)       (23,097)

  Distributions to shareholders
   Net investment income                                      -         (1,850)
   Net realized gain                                          -           (168)
   Decrease in net assets from distributions                  -         (2,018)

  Capital share transactions *
   Shares sold                                           34,449         61,755
   Distributions reinvested                                   -          1,918
   Shares redeemed                                      (23,646)       (46,844)
   Redemption fees received                                   2              3
   Increase (decrease) in net assets from capital
   share transactions                                    10,805         16,832

  NET ASSETS
  Increase (decrease) during period                     (14,315)        (8,283)
  Beginning of period                                   197,775        206,058

  End of period                                      $  183,460    $   197,775

*Share information
   Shares sold                                            3,078          5,263
   Distributions reinvested                                   -            170
   Shares redeemed                                       (2,132)        (3,975)
   Increase (decrease) in shares outstanding                946          1,458

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2002

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------
     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the port-folios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than six months. Such fees are retained by the fund and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments
("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------
     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended June 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2002, the value of loaned securities was $6,134,000; aggregate collateral consisted of $6,431,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $15,661,000 and $5,732,000, respectively, for the six months ended June 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $123,000 of realized losses recognized for financial reporting purposes in 2001 were recognized for tax purposes on January 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the fund had $6,280,000 of unused capital loss carryforwards, of which $6,280,000 expire in 2009.

     At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $213,709,000. Net unrealized loss aggregated $30,253,000 at period-end, of which $20,006,000 related to appreciated investments and $50,259,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS
----------------------------------
     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2002, $111,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $57,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS                   BOND FUNDS                  MONEYMARKET FUNDS++
------------------------------------------------------------------------------
DOMESTIC                      DOMESTIC TAXABLE           TAXABLE
Blue Chip Growth*             Corporate Income           Prime Reserve
Capital Appreciation          GNMA                       Summit Cash Reserves
Capital Opportunity           High Yield*                U.S. Treasury Money
Developing Technologies       New Income
Diversified Small-Cap         Short-Term Bond            TAX-FREE
  Growth                      Spectrum Income            California Tax-Free
Dividend Growth               Summit GNMA                   Money
Equity Income*                U.S. Bond Index            Maryland Tax-Free
Equity Index 500              U.S. Treasury                 Money
Extended Equity Market          Intermediate             New York Tax-Free Money
  Index                       U.S. Treasury              Summit Municipal Money
Financial Services              Long-Term                   Market
Growth & Income                                          Tax-Exempt Money
Growth Stock*                 DOMESTIC TAX-FREE
Health Sciences               California Tax-Free        INTERNATIONAL/GLOBAL
Media & Telecommun              Bond                     FUNDS
  -ications                   Florida Intermediate       -----------------------
Mid-Cap Growth*                 Tax-Free                 STOCK
Mid-Cap Value                 Georgia Tax-Free Bond      Emerging Europe &
New America Growth            Maryland Short-Term           Mediterranean
New Era                         Tax-Free Bond            Emerging Markets Stock
New Horizons                  Maryland Tax-Free Bond     European Stock
Real Estate                   New Jersey Tax-Free        Global Stock
Science & Technology*           Bond                     Global Technology
Small-Cap Stock*              New York Tax-Free Bond     International
Small-Cap Value*+             Summit Municipal Income       Discovery+
Spectrum Growth               Summit Municipal           International Equity
Tax-Efficient Growth            Intermediate                Index
Tax-Efficient Multi-Cap       Tax-Free High Yield        International Growth
  Growth                      Tax-Free Income               & Income
Total Equity Market Index     Tax-Free Intermediate      International Stock*
Value*                          Bond                     Japan
                              Tax-Free Short-            Latin America
                                Intermediate             New Asia
BLENDED ASSET FUNDS           Virginia Tax-Free Bond     Spectrum International
Balanced
Personal Strategy Balanced                               BOND
Personal Strategy Growth                                 Emerging Markets Bond
Personal Strategy Income                                 International Bond*
Tax-Efficient Balanced

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.
* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
+    Closed to new investors.
++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price  Investment  Services, Inc.
100 East Pratt Street
Baltimore,  MD 21202                                        F23-051  6/30/02